Equity	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Equity

8 Equity

Ordinary shares

The Company was incorporated under the laws of the Cayman Islands on 12 May 2023. The original authorized share capital of the Company was US$50,000 divided into 50,000,000 shares comprising 50,000,000 ordinary shares of par value US$0.001 each.

A reorganization of the Company’s legal structure (the “Reorganization”) was completed on October 4, 2023. The Reorganization involved the transfer of 100% of the equity interests in MSC Consulting (S) Pte Ltd and its wholly owned subsidiaries from its original shareholders to Orangekloud Technology Inc. Consequently, Orangekloud Technology Inc. became the ultimate holding company of all the entities mentioned above.

The Reorganization has been accounted for as a recapitalization among entities under common control since the same controlling shareholders controlled all these entities before and after the Reorganization. The consolidation of the Company and its subsidiaries has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements. Results of operations for the periods presented comprise those of the previously separate entities combined from the beginning of the period to the end of the period eliminating the effects of intra-entity transactions.

MSC Consulting (S) Pte. Ltd. declared dividends of S$2,700,000 at S$27 per share to its shareholders on July 31, 2018. S$449,596 and S$nil were subsequently paid in the years ended December 31, 2022 and 2023, respectively.